Deferred Income and Others Long Term Liabilities (Details) - Schedule of Deferred Income - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Schedule of Deferred Income [Abstract]
Subsidy for the maintenance and repair of the office	$ 174,721	$ 172,883
Total	$ 174,721	$ 172,883